Schedule of treasury shares (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Shares at the beginning of the year	807,707,162	811,759,800	811,416,022
Purchase of treasury shares	(1,232,300)	(4,836,000)
Delivery of restricted shares	944,830	783,362	343,778
Shares at the end of the year	807,419,692	807,707,162	811,759,800
Treasury shares [member]
IfrsStatementLineItems [Line Items]
Shares at the beginning of the year	4,766,084	713,446	1,057,224
Purchase of treasury shares	1,232,300	4,836,000
Delivery of restricted shares	(944,830)	(783,362)	(343,778)
Shares at the end of the year	5,053,554	4,766,084	713,446